Stockholders' Equity (Details Narrative) 10Q - $ / shares					1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 02, 2018	Feb. 16, 2017	Jan. 11, 2017	Jan. 10, 2017	Feb. 28, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized						100,000,000	100,000,000	100,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized						20,000,000	20,000,000	20,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during period for acquisition, shares	5,000
Acquisition price per share	$ 0.60
Common stock, shares issued						19,003,367	19,003,367	20,000,000
Common stock, shares outstanding						19,003,367	19,003,367	20,000,000
Preferred stock, shares issued						1,000	1,000
Preferred stock, shares outstanding						1,000	1,000
President [Member]
Number of common stock issued			5,000,000
Officer and Director [Member]
Common stock, par value		$ 0.0001
Number of common stock issued		5,000,000		5,000,000
Series A Preferred Stock [Member]
Preferred stock voting rights description						The Company’s directors and officers have a beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on any and all shareholder matters (the “Majority Voting Rights”). Additionally, the Company shall not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock.	The Company’s directors and officers have beneficial ownership of the entire class of the Company’s Series A Preferred Stock, which voting together as a class, have the right to vote 51% of the Company’s voting shares on all shareholder matters (the “Majority Voting Rights”) not adopt any amendments to the Company’s Bylaws, Articles of Incorporation, as amended, make any changes to the Certificate of Designations establishing the Series A Preferred Stock, or effect any reclassification of the Series A Preferred Stock, without the affirmative vote of at least 60% of the outstanding shares of Series A Preferred Stock.
Series A Preferred Stock [Member] | President [Member]
Preferred stock, par value					$ 0.0001
Number of common stock issued					600
Shares issued price per share					$ 0.06
Series A Preferred Stock [Member] | Officer and Director [Member]
Number of common stock issued					400
Shares issued price per share					$ 0.04
Restructuring Transaction [Member]
Common stock, shares authorized							100,000,000
Common stock, par value							$ 0.0001
Preferred stock, shares authorized							20,000,000
Preferred stock, par value							$ 0.0001
Common stock, shares issued							19,003,367
Common stock, shares outstanding							19,003,367
Preferred stock, shares issued
Preferred stock, shares outstanding